RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 428,108	¥ 978,175
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	239,270	771,335
Jinshang
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	162,784	194,123
Shareholders
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties		10,158
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 26,054	¥ 2,559